497(e)
                                                                       333-05593

AXA Equitable Life Insurance Company

SUPPLEMENT DATED OCTOBER 22, 2007 TO THE MAY 1, 2007 PROSPECTUS FOR
ACCUMULATOR(R)
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This Supplement modifies certain information in the above-referenced Prospectus and Statement of Additional Information as previously supplemented (the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

Please note that under "Appendix VII: State contract availability and/or variations of certain features and benefits" the following is added:

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 State   Features and Benefits                                  Availability or Variation
OREGON   See "We require that the following types of            The following is added:
         communications be on specific forms we provide for      (20) requests for required minimum distributions, other than
         that purpose:" in "Who is AXA Equitable?"                    pursuant to our automatic RMD service.

         Flexible Premium IRA, Flexible Premium Roth IRA and    Not Available
         QP contracts

         Fixed maturity options                                 Not Available

         Automatic investment program                           Not Available

         See "How you can purchase and contribute to your       Additional contributions are limited to the first year after the
         contract" in "Contract features and benefits"          contract issue date only.

         See "Lifetime required minimum distribution            The following replaces the third paragraph:
         withdrawals" under "Withdrawing your account value"
         in "Accessing your money"                              We generally will not impose a withdrawal charge on minimum distribution withdrawals even if you are not enrolled in our automatic RMD service except if, when added to a lump sum withdrawal previously taken in the same contract year, the minimum distribution withdrawals exceed the 10% free withdrawal amount. In order to avoid a withdrawal charge in connection with minimum distribution withdrawals outside of our automatic RMD service, you must notify us using our request form. Such minimum distribution withdrawals must be based solely on your contract's account value.

         See "Selecting an annuity payout option" under         An annuity commencement date earlier than seven years from the
         "Your annuity payout options" in "Accessing your       Accumulator(R) contract issue date may not be elected.
         money"

         See "Disability, terminal illness, or confinement      Item (i) under this section is deleted in its entirety
         to nursing home" under "Withdrawal charge" in
         "Charges and expenses"
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                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

  (Copyright) 2007 AXA Equitable Life Insurance Company. All rights reserved.
        Accumulator(R) is issued by and is a registered service mark of
                      AXA Equitable Life Insurance Company.

Series 06/NB                                                            x01811